SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Dec. 31, 2024
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Schedule of transactions between the group and related parties, and the related balances owed

		Value of transactions for the period ended
Party	Transaction type	12/31/2024	12/31/2023
Joint ventures and associates	Sales and services	6,745,127	14,270,782
Joint ventures and associates	Purchases of goods and services	(23,351,132)	(20,696,699)
Key management personnel	Salaries, social security benefits and other benefits	(1,817,360)	(9,667,629)
Key management personnel	Sales and services	6,048	—
Key management personnel	Purchases of goods and services	821,959	—
Shareholders and other related parties	Sales of goods and services	6,463,117	1,643,269
Shareholders and other related parties	Purchases of goods and services	(1,750,963)	(2,178,877)
Shareholders and other related parties	In-kind contributions	3,642,234	—
Shareholders and other related parties	Interest expenses	—	(194,125)
Total		(9,240,970)	(16,823,279)

		Amounts receivable from related parties
Party	Transaction type	12/31/2024	06/30/2024
Shareholders and other related parties	Trade debtors	208,284	141,224
Shareholders and other related parties	Other receivables	89,447	—
Joint ventures and associates	Trade debtors	—	782,142
Joint ventures and associates	Other receivables	16,502,785	15,702,992
Total		16,800,516	16,626,358

		Amounts payable to related parties
Party	Transaction type	12/31/2024	06/30/2024
Parent company and related parties to Parent	Trade creditors	(797,564)	(729,171)
Key management personnel	Salaries, social security benefits and other benefits	(386,476)	(148,466)
Shareholders and other related parties	Trade and other payables	(49,646)	(37,985)
Joint ventures and associates	Trade creditors	(44,694,720)	(52,888,732)
Total		(45,928,406)	(53,804,354)